Investments - Contractual Maturities of Debt Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cost
Due within one year	$ 489,744	$ 486,602
Due after one year through five years	188,519	267,690
Due after five years through ten years	63,526	47,804
Due after ten years	122,785	106,220
Total	864,574	908,316
Fair Value
Due within one year	488,062	477,726
Due after one year through five years	185,714	260,193
Due after five years through ten years	62,123	47,416
Due after ten years	114,549	101,738
Total	$ 850,448	$ 887,073